FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLE
Summary of financing receivable

	As of December 31,
	2018	2019
Financing receivable
Used car financing	$9,846	$8,445
Other financing	5	5
Less allowance for financing receivable	(6,365)	(8,450)
Financing receivable, net	$3,486	$—

Summary of nonaccrual financing receivable

	As of December 31,
	2018	2019
Used car financing	$9,838	$8,445
Other financing	5	5
	$9,843	$8,450

Summary of past-due aging of financing receivable

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	current	receivable
Used car financing	$—	$8,445	$8,445	$—	$8,445
Other financing	—	5	5	—	5
	$—	$8,450	$8,450	$—	$8,450

The following table presents the past-due aging of financing receivable as of December 31, 2018.

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	current	receivable
Used car financing	$—	$9,838	$9,838	$8	$9,846
Other financing	—	5	5	—	5
	$—	$9,843	$9,843	$8	$9,851

Summary of movement of allowance for financing receivable

	Years ended December 31,
	2017	2018	2019
Beginning balance	$(3,357)	$(3,692)	$(6,365)
Charge to cost of revenues	(12,717)	(11,074)	(2,158)
Write off of financing receivable	12,933	7,786	—
Exchange difference	(551)	615	73
Ending balance	$(3,692)	$(6,365)	$(8,450)